Summary of Principal Contractual Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015
Operating Lease
2015	$ 1,239
2016	1,250
2017	987
2018	193
2019	22
Contractual Obligation, Total	3,691
Purchase Commitments
2015	7,242
Contractual Obligation, Total	7,242
Other Contractual Commitments
2015	466
2016	4
2017	1
Contractual Obligation, Total	471
Total Commitments
2015	8,947
2016	1,254
2017	988
2018	193
2019	22
Thereafter	0
Contractual Obligation, Total	$ 11,404